1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   51  .....................        X
                                 ------                           ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   51   ...................................        X
                  -------                                         ---

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

Jay S. Neuman, Esquire              Copies to:  Burton M. Leibert, Esq.
Federated Investors Tower                       Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779             One Citicorp Center
(Name and Address of Agent for Service)         153 East 53rd Street
      ......                                    New York, New York 10022

It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) [X] on AUGUST 5, 1998 pursuant to paragraph (b)(1) (iii) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Asset Management Portfolio II and Asset Management Portfolio III (each a series of BT Investment Portfolios) and Asset Management Portfolio have also executed this Amendment to the Registration Statement.


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                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of BT INVESTMENT FUNDS, which is comprised of sixteen funds, relates only to Intermediate Bond Fund, and is comprised of the following:

PART A......INFORMATION REQUIRED IN A PROSPECTUS.

                                          PROSPECTUS HEADINg
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information...................Financial Highlights; Performance
                                          Information and Reports.
Item 4.     General Description of
            Registrant....................The Funds; Who May Want to Invest;
                                          Investment Objectives and Policies;
                                          Risk Factors:  Matching the Funds
                                          to Your Investment Needs.
Item 5.     Management of the Fund........Management of the Trust and
                                          Portfolios.
Item 6.     Capital Stock and Other
            Securities                    Dividends, Distributions and Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................Net Asset Value; Purchase and
                                          Redemption of Shares.
Item 8.     Redemption or Repurchase......Purchase and Redemption of Shares.
Item 9.     Legal Proceedings             None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
            History.......................Organization of the Trust; Appendix.
Item 13.    Investment Objectives and
            Policies                      Investment Objectives and Policies.
Item 14.    Management of the Fund........Management of the Trust and
                                          Portfolios.
Item 15.    Control Persons and Principal
            Holders of Securities.........Management of the Trust and
                                          Portfolios; Trustee Compensation.
Item 16.    Investment Advisory and Other
            Services                      Investment Adviser; Administrator.
Item 17.    Brokerage Allocation..........Portfolio Transactions and Brokerage
                                          Commissions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................Purchase and Redemption Information.
Item 20.    Tax Status....................Taxes.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data                          Performance Information.
Item 23.    Financial Statements..........Incorporated by reference to the
                                          Registrant's  Annual Reports dated
                                          March 31, 1998 (File Nos.  33-07404
                                          and 811-4760).


PART C        OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS:

      (a)     FINANCIAL STATEMENTS:
              Incorporated by reference to the Registrant's Annual Reports dated March 31, 1998 (File Nos. 33-07404 and 811-4760).

      (b)     EXHIBITS:

      (1)     (i)    Conformed Copy of Declaration of Trust of the Trust; 9
              (ii)   Supplement to Declaration of Trust; 9
              (iii)  Second Supplement to Declaration of Trust; 9
      (2)     Copy of By-Laws of the Trust; 9
      (3)     Not applicable.
      (4) Copy of Specimen stock certificates for shares of beneficial interest of the Trust; 1
      (5)     Not applicable.
      (6)     Conformed Copy of Distributor's Contract; 10
              (i) Schedule A of Exhibit A to the Distributor's Contract; 15
              (ii)Schedule A of Exhibit B to the Distributor's Contract; 15
      (7)     Not applicable.
      (8) Conformed Copy of Custodian Agreement between the Registrant and Bankers Trust Company; 12
              (i) Conformed Copy of Amendment #2 to Exhibit A of the Custodian
                  Agreement; 14
              (ii)Conformed copy of Cash Services Addendum to Custodian
                  Agreement; (16)
      (9)     (i) Administration and Services Agreement; 6
              (ii)  Schedule of Fees under Administration and Services
                    Agreement; 7
              (iii) Exhibit D to the Administration and Services Agreement; 12
      (10) Not applicable.
      (11)    Conformed copy of Consent of Independent Public Accountants; (16)
-----------------------------------
+ All exhibits have been filed electronically.

1. Incorporated by reference to the Registrant's registration statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on October 24, 1986.

6. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.

7. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.

9. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.

10. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement as filed with the Commission on April 30, 1998 16. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998

      (12) Not applicable. (13) Not applicable. (14) Not applicable.
      (15)    Conformed Copy of Plan of Distribution; 10
      (16)    Copy of Schedules for Computation of Performance Quotations; 2
      (17)    Copy of Financial Data Schedules; (16)
      (18)    Not applicable.
      (19)    Conformed Copy of Power of Attorney; 13

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

         Not applicable.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES:

TITLE OF CLASS                      Number of Record Holders
                                    AS OF APRIL 1, 1998

Tax Free Money Fund                       144
NY Tax Free Money Fund                    116
Cash Management Fund                      246
Treasury Money Fund                       695
Intermediate Tax Free Fund                79
Small Cap Fund                            663
Pacific Basin Equity Fund                 197
BT Investment Lifecycle Short Range Fund  50
BT Investment Lifecycle Mid Range Fund    41
BT Investment Lifecycle Long Range Fund   42
Latin American Equity Fund                329
International Equity Fund                 9,455
Global High Yield Securities Fund         160
Capital Appreciation Fund                 289
Global Emerging Markets Equity Fund       0
International Small Company Equity Fund   0

ITEM 27.   INDEMNIFICATION; 11




2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 13, 1992.

10. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

           Bankers Trust serves as investment adviser to each Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

           George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Willimsburg Foundation.

           Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

           Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

           William R. Howell, J.C. Penney Company,  Inc., P.O. Box 10001,
           Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National
           Retail Federation.

           Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

           David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; Senior Managing Director, Bankers Trust Company.

           Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

           Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

           N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

           Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

           Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

           Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emerita, Cornell University.

           George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

           Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

           Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

ITEM 29.   PRINCIPAL UNDERWRITERS

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.
            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
Lawrence Caracciolo           Director, President,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ronald M. Petnuch             Vice President,                     President
5800 Corporate Drive          Edgewood Services, Inc.             and Treasurer
Pittsburgh, PA 15237-5829

Thomas P. Schmitt             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane              Assistant Vice President,           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

S. Elliott Cohan              Secretary,                          Assistant
5800 Corporate Drive          Edgewood Services, Inc.             Secretary
Pittsburgh, PA 15237-5829

Thomas J. Ward                Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Kenneth W. Pegher, Jr.        Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

 (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:

BT INVESTMENT FUNDS:          Federated Investors Tower
(Registrant)                  Pittsburgh, PA 15222-3779

BANKERS TRUST COMPANY:        130 Liberty Street
(Investment Adviser,          New York, NY 10006
Administrator, and
Custodian)

INVESTORS FIDUCIARY           127 West 10th Street,
TRUST COMPANY:                Kansas City, MO 64105
(Transfer Agent and Dividend
Disbursing Agent)

EDGEWOOD SERVICES, INC.:      5800 Corporate Drive
(Distributor)                 Pittsburgh, PA 15237-5829

ITEM 31.    MANAGEMENT SERVICES:

            Not applicable.

ITEM 32.    UNDERTAKINGS:

            Registrant hereby undertakes to file a post-effective amendment, using financial statements on behalf of Global High Yield Securities Fund which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 47.

            The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report, with respect to the respective series of the Trust, to shareholders upon request and without charge.

            The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 2nd day of July, 1998.

                               BT INVESTMENT FUNDS

                              By:  /s/ Jay S. Neuman
                              Jay S. Neuman, Secretary
                              July 2, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        July 2, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                   SIGNATURES

      BT INVESTMENT PORTFOLIOS has duly caused this Post Effective Amendment No. 51 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 2nd day of July, 1998.

                            BT INVESTMENT PORTFOLIOS

                              By:   /s/ Jay S. Neuman
                                    Jay S. Neuman, Secretary
                                    July 2, 1998

     This Post Effective Amendment No. 51 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to BT INVESTMENT PORTFOLIOS.

NAME                          TITLE                   DATE

By:   /s/ Jay S. Neuman       Attorney in Fact        July 2, 1998
      Jay S. Neuman           For the Persons
      SECRETARY               Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                              Principal Financial and
                              Accounting Officer)

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER*      Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney